Fair Value Measurements - Schedule of Change in Fair Value of Warrant Liabilities (Details) - Derivative Warrant Liabilities - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of derivative warrant liabilities at Begining	$ 8,375	$ 29,132
Change in fair value of derivative warrant liabilities	3,536	(20,757)
Fair value of derivative warrant liabilities at Ending	$ 11,911	$ 8,375